2. Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset impairment charges	$ 323,200	$ 345,697
Goodwill impairment charge	0	345,697
Deferred revenue	15,000	0
Uncertain tax positions	$ 0	0
SDA Mill [Member]
Property and equipment useful lives	10 years
Mill Equipment [Member]
Property and equipment useful lives	10 years
Tailings Dam [Member]
Property and equipment useful lives	10 years
Office and Warehouse [Member]
Property and equipment useful lives	10 years
Mineral Rights [Member]
Asset impairment charges	$ 323,200	$ 0